UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 1, 2024 to September 30, 2024

Harley-Davidson Motorcycle Trust 2021-B
(Exact name of issuing entity as specified in its charter)
(Commission File Number: 333-230733-04)
(Central Index Key: 0001872446)

Harley-Davidson Customer Funding Corp.
(Exact name of depositor as specified in its charter)
(Commission File Number: 333-230733)
(Central Index Key: 0001114926)

Harley-Davidson Credit Corp.
(Exact name of sponsor specified in its charter)
(Central Index Key: 0001033232)

William S. Jue, General Counsel, (312) 368-9501
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State of other jurisdiction of incorporation or organization of the issuing entity)

87-6392804
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association 1100 North Market Street Wilmington, Delaware	19890-1605
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6000 (Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes	☐	☐	☒
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.        Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information for the distribution period commencing on September 1, 2024 and ending on September 30, 2024 and with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2021-B.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Harley-Davidson Motorcycle Trust 2021-B, on October 24, 2024 are hereby incorporated by reference into this Form 10-D.

Item 1121(c) of Regulation AB.     Repurchases and Replacements.

There is no activity to report relating to the repurchase or replacement of underlying assets as required by Item 1121(c) of Regulation AB. The most recent Form ABS-15G relating thereto was filed on July 24, 2024 (Commission File Number: 025-00396) by Harley-Davidson Customer Funding Corp. (Commission File Number: 333-262475; CIK: 0001114926), as securitizer, with respect to all asset-backed securities sponsored thereby, including those securities issued by Harley-Davidson Motorcycle Trust 2021-B.

PART II – OTHER INFORMATION

Item 10.    Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2021-B Monthly Report and Certificate of Servicing Officer
102
Asset Data File for the reporting period September 1, 2024 to September 30, 2024 (Exhibit 102 to Form ABS-EE filed by Harley-Davidson Motorcycle Trust 2021-B with the SEC on October 24, 2024 is incorporated by reference herein)

103
Asset Related Document for the reporting period September 1, 2024 to September 30, 2024 (Exhibit 103 to Form ABS-EE filed by Harley-Davidson Motorcycle Trust 2021-B with the SEC on October 24, 2024 is incorporated by reference herein)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                    HARLEY-DAVIDSON MOTORCYCLE TRUST 2021-B
                    (Issuing entity)

By: Harley-Davidson Credit Corp.,
    as Servicer

By: /s/ David Viney
Name:    David Viney
Title:    Vice President and Treasurer

Date: October 24, 2024

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